Business combination	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [abstract]
Business combination
52.	Business Combinations

(a)	General Information
On October 20, 2025, the Group acquired 100% of the equity interests in HIEP HIEP THANH INVESTMENT COMPANY LIMITED and obtained control over the entity. The identifiable assets and liabilities of HIEP HIEP THANH INVESTMENT COMPANY LIMITED as of the acquisition date include inputs and processes that have the ability to create outputs. In assessing whether the acquired set constitutes a business, the Group evaluated whether the acquired inputs and substantive processes significantly contribute to the ability to generate outputs, including other income. Based on this assessment, the acquired set meets the definition of a business.
As a result of obtaining control over HIEP HIEP THANH INVESTMENT COMPANY LIMITED, the Group became the substantive owner of The METT Office Building, thereby securing stable rental income in the Ho Chi Minh City real estate market in Vietnam and expecting capital appreciation arising from favorable real estate market conditions. In addition, as major consolidated subsidiaries of the Group occupy The METT Office Building, the Group expects the property to serve as a strategic foothold for its expansion into the Vietnamese market.
For the
two-month
period subsequent to the acquisition date, the Group recognized revenue of approximately
~~W~~
2,796 million and an operating loss of approximately
~~W~~
1,056 million through HIEP HIEP THANH INVESTMENT COMPANY LIMITED. If the acquisition had occurred on January 1, 2025, the beginning of the annual reporting period, revenue would have been approximately
~~W~~
11,853 million and

operating loss would have been approximately
~~W~~
17,933 million. These amounts were estimated assuming that the provisional fair value adjustments recognized at the acquisition date had been applied as of January 1, 2025.

Name of the acquiree	HIEP HIEP THANH INVESTMENT COMPANY LIMITED
Acquisition date		2025-10-20
Consideration transferred	~~W~~	132,519
Fair value of identifiable assets recognized		455,413
Fair value of identifiable liabilities recognized		319,817
Bargain purchase gain recognized (*)		3,077
Operating revenue since the acquisition date		2,796

(*)
The bargain purchase gain arose as the consideration transferred was determined by taking into consideration the market conditions at the transaction date, including exchange rate fluctuations, the seller’s negotiating position, and the urgency to complete the transaction. After reassessing the related fair value measurements to confirm that there were no measurement errors, the Group recognized the amount as a bargain purchase gain.

(b)	Consideration transferred
The fair values of the major components of the consideration transferred as of the acquisition date are as follows:

Amount
Cash	~~W~~	132,519

(c)	Identifiable assets acquired and liabilities assumed
i) The amounts of the assets acquired and liabilities assumed as of the acquisition date are as follows:

	Amount
Property and equipment (*)	~~W~~	188,110
Investment property		207,833
Trade and other receivables		50,955
Cash and cash equivalents		8,515
Deferred tax liabilities		35,183
Trade and other payables		284,634

Identifiable net assets	~~W~~	135,596

(*)	Investment property of the acquiree amounting to ~~W~~ 188,029 million was classified as property and equipment in the Group’s consolidated statement of financial position.

ii) The valuation techniques used to measure the fair value of significant assets acquired are as follows:

Assets acquired	Valuation techniques
Property and equipment and investment property
Market approach and income approach using the discounted cash flow (“DCF”) method: Under the market approach, fair value was determined based on recent transaction cases and market data of comparable properties with similar location, use, and scale as of the acquisition date.

Under the income approach, fair value was estimated by projecting future cash flows expected to be generated from the investment property based on reasonable assumptions and discounting them using an appropriate discount rate.

(d)	Goodwill or Bargain Purchase Gain
Goodwill (or bargain purchase gain) arising from the business combination is as follows:
The bargain purchase gain was recognized as
non-operating
income.

	Amount
Total consideration transferred	~~W~~	132,519
Fair value of identifiable net assets acquired		135,596

Goodwill (bargain purchase gain)	~~W~~	(3,077)

(e)	Acquisition-related costs
The Group incurred approximately
~~W~~
171 million of acquisition-related costs in connection with the business combination, including legal and due diligence fees, which were recognized as general and administrative expenses.
(f) Net cash flows from business combinations are as follows:

	Amount
Consideration paid in cash	~~W~~	132,519
Less: Cash and cash equivalents held by the subsidiary		8,515

Net cash flows from business combinations	~~W~~	124,004